UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10551

        Nuveen New Jersey Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ) September 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Discretionary - 0.5% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$180	5.000%, 1/01/32	1/15 at 100.00	Baa3	$179,856
150	5.125%, 1/01/37	1/15 at 100.00	Baa3	150,756

	Consumer Staples - 6.1% (4.2% of Total Investments)
1,040	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	1,087,590
	2002, 5.750%, 6/01/32
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2003:
1,600	6.125%, 6/01/24	6/13 at 100.00	BBB	1,785,072
1,250	6.375%, 6/01/32	6/13 at 100.00	BBB	1,414,788

	Education and Civic Organizations - 16.8% (11.4% of Total Investments)
1,000	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project,	9/12 at 101.00	N/R	1,051,170
	Series 2002, 6.000%, 9/15/27
1,090	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	AA	1,141,721
	2002A, 5.000%, 7/01/17 - RAAI Insured
3,000	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey Project, Series	7/12 at 100.00	AAA	3,112,920
	2002C, 4.750%, 7/01/19 - FGIC Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series	7/14 at 100.00	AAA	540,975
	2004A, 5.125%, 7/01/19 - FGIC Insured
575	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,	1/14 at 100.00	AAA	610,679
	Series 2004B, 5.000%, 7/01/21 - AMBAC Insured
200	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series	7/14 at 100.00	N/R	211,284
	2004C, 5.500%, 7/01/23
875	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	No Opt. Call	AAA	951,361
	5.000%, 7/01/12 - MBIA Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series
	2005F:
800	5.000%, 7/01/17 - FGIC Insured	7/15 at 100.00	AAA	868,408
315	5.000%, 7/01/32 - FGIC Insured	7/15 at 100.00	AAA	332,653
1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB	1,027,870
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999,
	5.375%, 2/01/19
1,790	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%, 12/01/31 -	12/12 at 100.00	AAA	1,868,187
	AMBAC Insured

	Energy - 1.6% (1.1% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities - Hovensa LLC Coker,	1/13 at 100.00	BBB	1,135,750
	Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)

	Financials - 5.0% (3.4% of Total Investments)
600	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties	11/08 at 101.00	N/R	609,798
	LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
1,450	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	1,581,385
	Project, Series 2002, 5.750%, 10/01/21
1,250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark	4/06 at 102.00	Ba3	1,290,075
	Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14

	Healthcare - 23.9% (16.2% of Total Investments)
220	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A,	8/14 at 100.00	BBB	231,761
	5.750%, 2/15/34
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth	7/07 at 102.00	BBB-	1,560,090
	Hospital Obligated Group, Series 1997, 6.000%, 7/01/27
	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey
	City Medical Center, Series 2001:
500	5.000%, 8/01/31 - AMBAC Insured	8/11 at 100.00	AAA	522,510
1,925	5.000%, 8/01/41 - AMBAC Insured	8/11 at 100.00	AAA	1,983,559
140	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	148,695
	Obligated Group, Series 2001, 5.625%, 7/01/31
1,150	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community	1/12 at 100.00	AA	1,190,618
	Hospital, Series 2002, 5.125%, 7/01/32 - RAAI Insured
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of	7/12 at 101.00	BBB-	1,091,720
	New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A	2,676,300
	Medical Center, Series 2002, 5.750%, 7/01/25
1,250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System,	7/12 at 100.00	Baa1	1,343,388
	Series 2002, 5.875%, 7/01/21
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Baa3	509,585
	Series 2003, 5.500%, 7/01/33
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/10 at 100.00	A2	3,763,270
	University Hospital, Series 2000, 5.750%, 7/01/31
510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	541,967
	Obligated Group, Series 1999, 5.250%, 7/01/29 - FSA Insured
1,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/05 at 102.00	Baa1	1,129,150
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products Corporation,
	Series 1983A, 5.100%, 12/01/18

	Housing/Multifamily - 3.4% (2.3% of Total Investments)
2,250	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1997A,	11/07 at 101.50	AAA	2,364,300
	5.650%, 5/01/40 (Alternative Minimum Tax) - AMBAC Insured

	Long-Term Care - 7.7% (5.2% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey,
	Series 2001:
1,000	5.500%, 6/01/21	6/11 at 102.00	A+	1,079,400
4,000	5.500%, 6/01/31	6/11 at 102.00	A+	4,291,160

	Tax Obligation/General - 5.5% (3.7% of Total Investments)
3,000	Jackson Township School District, Ocean County, New Jersey, General Obligation Bonds, Series 2002,	4/12 at 100.00	AAA	3,183,540
	5.000%, 4/15/21 - FGIC Insured
240	New Jersey, General Obligation Bonds, Series 2005L, 5.250%, 7/15/16 - AMBAC Insured	No Opt. Call	AAA	268,639
385	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/23 - FSA	7/11 at 100.00	AAA	412,554
	Insured

	Tax Obligation/Limited - 20.0% (13.6% of Total Investments)
400	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	441,832
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
750	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series 2004,	1/15 at 102.00	AAA	823,868
	5.250%, 1/01/16 - AMBAC Insured
1,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%, 12/15/12 -	No Opt. Call	Aaa	1,088,670
	FSA Insured
	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series
	2003A:
500	5.250%, 11/01/19 - FSA Insured	11/13 at 100.00	AAA	547,135
625	5.000%, 11/01/20 - FSA Insured	11/13 at 100.00	AAA	664,775
700	5.000%, 11/01/21 - FSA Insured	11/13 at 100.00	AAA	743,211
535	Mansfield Township Board of Education, Warren County, New Jersey, Certificates of Participation,	3/06 at 102.00	AAA	551,917
	Series 1995, 5.900%, 3/01/15 - MBIA Insured
655	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human	9/15 at 100.00	AAA	702,789
	Services - Greystone Park Psychiatric Hospital, Series 2005, 5.000%, 9/15/18 - AMBAC Insured
350	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1,	9/15 at 100.00	AAA	379,460
	5.000%, 9/01/17 - AMBAC Insured
1,500	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A,	7/14 at 100.00	AAA	1,652,940
	5.250%, 7/01/15 - MBIA Insured
700	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%,	6/14 at 100.00	BBB	741,454
	6/15/34
1,010	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K,	No Opt. Call	AAA	1,122,585
	5.250%, 12/15/14 - FGIC Insured
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	1,118,940
	Grants, Series 2002A, 5.500%, 9/15/14 - AMBAC Insured
765	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 - FGIC	9/15 at 100.00	AAA	818,550
	Insured
700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	772,933
	12/15/13 - FGIC Insured
1,180	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%,	No Opt. Call	AAA	1,302,944
	12/15/13 - MBIA Insured
505	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	BBB-	539,421
	8/01/29

	Transportation - 21.3% (14.5% of Total Investments)
1,200	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines	11/10 at 101.00	B	1,045,272
	Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
820	New Jersey Turnpike Authority, Revenue Bonds, Series 2005C, 5.000%, 1/01/35 - FSA Insured	1/15 at 100.00	AAA	863,706
505	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	AAA	593,542
2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	2,128,360
250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	AAA	270,395
	1/01/21 - MBIA Insured
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Seventh	6/14 at 100.00	AAA	2,086,280
	Series 2002, 5.125%, 6/15/37 (Alternative Minimum Tax) - AMBAC Insured
3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Fifth	4/12 at 101.00	AAA	3,152,700
	Series 2002, 5.000%, 10/15/26 - FSA Insured
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal
	LLC, Sixth Series 1997:
4,000	7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	4,719,960
50	5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured	12/07 at 102.00	AAA	53,313

	U.S. Guaranteed *** - 18.4% (12.5% of Total Investments)
2,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	2,237,020
	6.000%, 7/01/26 (Pre-refunded to 7/01/10)
770	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2003, 5.250%,	1/13 at 100.00	AAA	851,197
	1/01/18 (Pre-refunded to 1/01/13) - MBIA Insured
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2002C,	6/12 at 100.00	AAA	1,087,630
	5.000%, 6/15/20 (Pre-refunded to 6/15/12) - MBIA Insured
900	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2004G,	9/13 at 100.00	AAA	983,664
	5.000%, 9/01/17 (Pre-refunded to 9/01/13) - MBIA Insured
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	AAA	1,125,340
	6/15/18 (Pre-refunded to 6/15/13)
680	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B, 5.000%,	12/11 at 100.00	AAA	740,003
	12/15/21 (Pre-refunded to 12/15/11) - MBIA Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
2,430	6.500%, 1/01/16	No Opt. Call	AAA	2,891,749
170	6.500%, 1/01/16	No Opt. Call	AAA	202,303
1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	1,093,920
	10/01/40
1,495	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	Aaa	1,658,865
	8/01/29 (Pre-refunded to 2/01/12)

	Utilities - 10.4% (7.0% of Total Investments)
825	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	12/05 at 100.00	Baa3	829,074
	Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative Minimum Tax)
2,300	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 - MBIA Insured	10/09 at 101.00	AAA	2,444,210
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	796,470
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12
3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA	7/12 at 101.00	AAA	3,193,860
	Insured

	Water and Sewer - 6.8% (4.6% of Total Investments)
3,000	Ocean County, New Jersey, Brick Township Municipal Utilities Authority, Revenue Bonds, Series 2002,	12/12 at 100.00	Aaa	3,172,380
	5.000%, 12/01/25 - FGIC Insured
1,000	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AAA	1,072,220
	5.000%, 12/01/18 - MBIA Insured
500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A,	8/12 at 100.00	Aaa	545,620
	5.250%, 8/01/19 - FGIC Insured

$95,855	Total Long-Term Investments (cost $97,901,816) - 147.4%			103,096,981

	Other Assets Less Liabilities - 1.9%			1,340,389

	Preferred Shares, at Liquidation Value - (49.3)%			(34,500,000)

	Net Assets Applicable to Common Shares - 100%			$69,937,370

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $97,966,129.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$5,399,183
Depreciation	(268,331)

Net unrealized appreciation of investments	$5,130,852

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.